UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JDS Capital Management
Address:  100 Park Avenue, 17th Floor
          New York, NY  10017

Form 13F File Number:  28-05547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     (212) 833-9921

Signature, Place, and Date of Signing:

           /s/ Barbara Tomasulo                            January 22, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     11

Form I3F Information Table Value Total:     54642 (x $1000)

List of Other Included Managers:

No. Form 13F File Number Name

1. JDS Capital Management

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
----------------------    --------------  ---------  --------  ------------------  ----------  --------   --------------------------
                                                       VALUE   SHARES/  SH/  PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC.       COM        00971T101     5068    200000   SH           SOLE         1      200000       0        0
ALVARION LTD.                  SHS        M0861T100     3740   1000000   SH           SOLE         1     1000000       0        0
AOL INC.                       COM        00184X105     2328    100000   SH           SOLE         1      100000       0        0
CERAGON NETWORKS LTD.          ORD        M22013102     5870    500000   SH           SOLE         1      500000       0        0
DIVX INC.                      COM        255413106    11280   2000000   SH           SOLE         1     2000000       0        0
ELECTRONIC ARTS INC.           CALL       99OCCYQ96     4438    250000   SH  CALL     SOLE         1      250000       0        0
METALINK LTD.                  ORD        M69897102      202    807100   SH           SOLE         1      807100       0        0
OCLARO INC.                    COM        67555N107     4410   3000000   SH           SOLE         1     3000000       0        0
TIVO INC.                      COM        888706108    10180   1000000   SH           SOLE         1     1000000       0        0
TIVO INC.                      CALL       99OC0L6J7     2036    200000   SH  CALL     SOLE         1      200000       0        0
TIVO INC.                      CALL       99OC1MTS9     5090    500000   SH  CALL     SOLE         1      500000       0        0